Provision for Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 12 — PROVISION FOR INCOME TAXES

A. Basis of Taxation

United States:

On December 22, 2017, the U.S. Tax Cuts and Jobs Act, or the Act, was enacted, which significantly changed U.S. tax laws. The Act lowered the tax rate of the Company. The statutory federal income tax rate was 21% in 2020 and in the three months ended March 31, 2023, and 2022. As of March 31, 2023, the operating loss carry forward were $70,192, among which there was $5,115 expiring from 2025 through 2037, and the remaining $60,041 has no expiration date.

Israel:

The Company’s Israeli subsidiaries and associated are governed by the tax laws of the state of Israel which had a general tax rate of 23% in the three months ended March 31, 2023, and 2022. As of March 31, 2023 the operating loss carry forward was $8,828, which does not have an expiration date.

Mainland China:

The Company’s Chinese subsidiaries in the PRC are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%. As of March 31, 2023, the operating loss carry forward was $14,722, which will expire from 2023 through 2027.

Hong Kong:

Our subsidiaries incorporated in Hong Kong, such as Magpie Securities Limited, BI Intermediate Limited, are subject to Hong Kong profit tax on their profits arising from their business operations carried out in Hong Kong. Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000; and 16.5% on any part of assessable profits over HK$2,000. Under the Hong Kong Inland Revenue Ordinance, profits that we derive from sources outside of Hong Kong are generally not subject to Hong Kong profits tax.

As of March 31, 2023, the tax loss carry forward was $17,946 for Magpie Securities Limited, and the operating loss carry forward was $6,010 for BI Intermediate Limited. Tax losses can be carried forward indefinitely until utilized.

Singapore:

Our subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. In 2022, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

As of March 31, 2023, the operating loss carry forward was $975.

Subject to qualifying conditions, trade losses can be carried forward indefinitely while unutilized donations can be carried forward for up to 5 years of assessment.

Australia:

Our subsidiaries incorporated in Australia are subject to an income tax rate of 25% for taxable income earned in Australia. Australia does not impose a withholding tax on dividends for resident companies. In 2022, we did not incur any income tax as there was no estimated assessable profit that was subject to Australia income tax.

As of March 31, 2023, the operating loss carry forward was $116.

Nigeria:

The Company’s Nigerian subsidiaries Tingo Mobile Limited and Tingo Foods is governed by the tax laws of the Federal Republic of Nigeria which had a corporate tax rate of 30% in the three months ended March 31, 2023, and 2022. As of March 31, 2023, the operating loss carry forward were nil, which does not have an expiration date.

B. Profit (Loss) Before Income Taxes

	Three months ended March 31,
(USD in thousands)	2023	2022
Foreign	$272,508	$(8,698)
Domestic	(9,962)	(1,272)
Total	$262,546	(9,970)

C. Provision for (Benefit of) Income Taxes

	Three months ended March 31,
(USD in thousands)	2023	2022
Current
Domestic	$40	$-
Foreign	89,176	3
Total	$89,216	3
Deferred
Domestic	$-	$-
Foreign	(3,302)	(1,079)
Total	$85,914	$(1,076)

D. Deferred Tax Assets and Liabilities

Deferred tax reflects the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of March 31, 2023, and December 31, 2022, deferred tax assets were included in long-term deposit and prepaid expenses, and the Company’s deferred taxes were in respect of the following:

	March 31,	December 31,
(USD in thousands)	2023	2022
Deferred tax assets
Provisions for employee rights and other temporary differences	$88	$234
Provisions for bad debt	711	753
Net operating loss carry forward	24,599	21,839
Valuation allowance	(21,383)	(19,165)
Deferred tax assets, net of valuation allowance	4,015	3,661
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(129,565)	(89,597)
Deferred tax assets (liabilities), net	$(125,550)	$(85,936)

NOTE 19 — PROVISION FOR INCOME TAXES

A.	Basis of Taxation

United States:

The statutory federal income tax rate in U.S. was 21% in 2021 and in the year ended December 31, 2022 and 2021. As of December 31, 2022 the operating loss carry forward were $60,230, among which there was $5,115 expiring from 2025 through 2037, and the remaining $55,115 has no expiration date.

Israel:

The Company’s Israeli subsidiaries and associated are governed by the tax laws of the State of Israel which had a general tax rate of 23% in the years ended December 31, 2022 and 2021. As of December 31, 2022 the operating loss carry forward were $8,290, which does not have an expiration date.

Mainland China:

The Company’s Chinese subsidiaries in the PRC are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%. As of December 31, 2022 the operating loss carry forward was $13,714, which will expire from 2026 through 2027.

Hong Kong:

Our subsidiaries incorporated in Hong Kong, such as Magpie Securities Limited and BI Intermediate Limited, are subject to Hong Kong profit tax on their profits arising from their business operations carried out in Hong Kong. Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000,000; and 16.5% on any part of assessable profits over HK$2,000,000. Under the Hong Kong Inland Revenue Ordinance, profits that we derive from sources outside of Hong Kong are generally not subject to Hong Kong profits tax.

As of December 31, 2022, the tax loss carry forward was $17,243 for Magpie Securities Limited, and the operating loss carry forward was $5,342 for BI Intermediate Limited. Tax losses can be carried forward indefinitely until utilized.

Singapore:

Our subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. In 2022, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

As of December 31, 2022, the operating loss carry forward was USD$758 subject to qualifying conditions, trade losses can be carried forward indefinitely while unutilized donations can be carried forward for up to 5 Years of Assessment.

Nigeria:

The Company’s Nigeria subsidiary Tingo Mobile Limited is governed by the tax laws of the Federal Republic of Nigeria which had a corporate tax rate of 30% in the year ended December 31, 2022 and 2021. As of December 31, 2022, the operating loss carry forward were nil, which does not have an expiration date.

TINGO GROUP and its subsidiaries and VIEs within the jurisdiction of the United States, Israel and China are subject to a tax examination for the most recent three, four and five years, respectively.

B.	Loss before income taxes

	Year ended December 31,
(USD in thousands)	2022	2021

Domestic	$(25,346)	$(20,157)
Foreign	14,955	(19,145)
Total	$(10,391)	(39,302)

C.	Provision for Expense (Benefit) Taxes

	Year ended December 31,
(USD in thousands)	2022	2021
Current
Domestic	$330		$81
Foreign	6,266		484
Total	$6,596		565
Deferred
Domestic	$(762)	$
Foreign	31,640		(2,356)
Total	$37,474		$(1,791)

D.	Deferred Tax Assets and Liabilities

Deferred tax reflects the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets were included in long-term deposit and prepaid expenses, and the Company’s deferred taxes were in respect of the following:

	December 31,	December 31,
(USD in thousands)	2022	2021
Deferred tax assets
Provisions for employee rights and other temporary differences	$234	$260
Provisions for bad debt	753	696
Net operating loss carry forward	21,839	12,034
Valuation allowance	(19,165)	(11,226)
Deferred tax assets, net of valuation allowance	3,661	1,764
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(89,597)	(3,952)
Deferred tax assets (liabilities), net	$(85,936)	$(2,188)

D.	The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate as follows:

	2022	2021
U.S. federal statutory rate	21%	21%
Change in valuation allowance	(53)%	(16)%
Non-deductible share-based compensation	(9)%	-
Other expenses non-deductible for tax purposes	(175)%	-
Difference in foreign tax rates	(24)%	-
Effective tax rate	(240)%	5%